Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 3,225	$ 1,468
Sigma Fund	0	2,133
Accounts receivable, net	1,369	1,358
Inventories, net	347	339
Deferred income taxes	451	465
Other current assets	635	666
Current assets held for disposition	993	973
Total current assets	7,020	7,402
Property, plant and equipment, net	695	730
Investments	232	224
Deferred income taxes	1,990	2,322
Goodwill	361	361
Other assets	89	139
Non-current assets held for disposition	1,464	1,501
Total assets	11,851	12,679
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of long-term debt	4	4
Accounts payable	583	525
Accrued liabilities	1,763	1,988
Current liabilities held for disposition	870	819
Total current liabilities	3,220	3,336
Long-term debt	2,457	1,859
Other liabilities	2,314	4,020
Non-current liabilities held for disposition	171	174
Stockholders’ Equity
Preferred stock, $100 par value	0	0
Common stock: $.01 par value; Authorized shares: 600.0; Issued shares: 12/31/13 - 255.5; 12/31/12-277.3; Outstanding shares: 12/31/13 - 254.5; 12/31/12-276.1;	3	3
Additional paid-in capital	3,518	4,937
Retained earnings	2,425	1,625
Accumulated other comprehensive loss	(2,287)	(3,300)
Total Motorola Solutions, Inc. stockholders’ equity	3,659	3,265
Noncontrolling interests	30	25
Total stockholders’ equity	3,689	3,290
Total liabilities and stockholders’ equity	$ 11,851	$ 12,679